Vanguard® Windsor™ II Fund
Schedule of Investments (unaudited)
As of January 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (96.6%)
Communication Services (7.0%)
	Meta Platforms Inc. Class A	1,785,038	1,230,213
	Alphabet Inc. Class A	6,027,070	1,229,643
	Alphabet Inc. Class C	4,354,150	895,213
	Comcast Corp. Class A	10,504,613	353,585
	Verizon Communications Inc.	6,210,000	244,612
[1]	WPP plc ADR	2,927,000	138,974
*	Warner Bros Discovery Inc.	10,268,148	107,199
	Paramount Global Class B	6,678,900	72,666
	Omnicom Group Inc.	753,779	65,421
			4,337,526
Consumer Discretionary (8.7%)
*	Amazon.com Inc.	8,908,633	2,117,404
	Lennar Corp. Class A	2,582,000	338,862
	General Motors Co.	6,832,724	337,946
	Sony Group Corp. ADR	14,375,000	316,394
	McDonald's Corp.	978,534	282,503
	Home Depot Inc.	685,588	282,448
	Lowe's Cos. Inc.	1,040,487	270,568
	Booking Holdings Inc.	55,000	260,566
	Magna International Inc.	6,491,832	257,531
*	Aptiv plc	3,429,572	214,074
[1]	Cie Generale des Etablissements Michelin SCA ADR	10,686,211	185,192
	Starbucks Corp.	1,430,099	153,993
	Alibaba Group Holding Ltd. ADR	832,401	82,274
	Bayerische Motoren Werke AG (XETR)	944,435	76,697
	Lithia Motors Inc.	192,000	72,211
	BorgWarner Inc. (XNYS)	2,110,900	67,338
*	Trip.com Group Ltd. ADR	399,359	28,023
*	Ulta Beauty Inc.	43,908	18,097
			5,362,121
Consumer Staples (4.5%)
	Procter & Gamble Co.	4,539,787	753,559
	Coca-Cola Co.	8,581,503	544,754
	Kraft Heinz Co.	9,819,700	293,020
	PepsiCo Inc.	1,395,268	210,253
	Unilever plc ADR	3,208,598	184,109
	Unilever plc (XLON)	3,212,400	183,997
	Constellation Brands Inc. Class A	822,000	148,618
	Mondelez International Inc. Class A	2,266,740	131,448
	Anheuser-Busch InBev SA ADR	2,256,500	110,975
	Nestle SA (Registered)	1,245,887	105,826
	Conagra Brands Inc.	3,377,300	87,438
	Brown-Forman Corp. Class B	1,262,237	41,667
			2,795,664
Energy (5.2%)
	Exxon Mobil Corp.	4,159,081	444,314
[2]	APA Corp.	18,764,967	411,516
	ConocoPhillips	4,142,623	409,415
	Shell plc ADR	4,487,912	295,529
	Coterra Energy Inc.	9,097,000	252,169
	NOV Inc.	16,773,088	242,371
[1]	TotalEnergies SE ADR	3,828,479	222,167
	Schlumberger NV	4,982,166	200,682
	Ovintiv Inc. (XNYS)	4,662,510	196,851
	Baker Hughes Co.	3,967,600	183,224
	Suncor Energy Inc.	3,716,652	139,597
	Halliburton Co.	4,402,050	114,541
	Cenovus Energy Inc.	4,153,200	60,097

Vanguard® Windsor™ II Fund
		Shares	Market Value ($000)
	Murphy Oil Corp.	1,372,052	36,538
			3,209,011
Financials (19.0%)
	Bank of America Corp.	24,477,232	1,133,296
	Visa Inc. Class A	2,555,594	873,502
	Citigroup Inc.	9,675,403	787,868
	Intercontinental Exchange Inc.	4,104,403	656,007
	American International Group Inc.	8,044,275	592,541
	Blackstone Inc.	3,281,300	581,151
	Capital One Financial Corp.	2,744,300	559,041
	US Bancorp	11,479,200	548,476
	JPMorgan Chase & Co.	1,795,175	479,850
	Ameriprise Financial Inc.	859,000	466,746
	Wells Fargo & Co.	5,889,144	464,065
	Marsh & McLennan Cos. Inc.	1,504,727	326,345
	Charles Schwab Corp.	3,672,025	303,750
	State Street Corp.	2,738,878	278,325
	PNC Financial Services Group Inc.	1,352,000	271,684
	Mitsubishi UFJ Financial Group Inc. ADR	19,328,000	243,726
	Fidelity National Information Services Inc.	2,982,500	242,984
	American Express Co.	726,125	230,508
	Citizens Financial Group Inc.	4,825,851	229,566
	BNP Paribas SA	3,342,100	228,298
	Cullen/Frost Bankers Inc.	1,577,000	219,834
	Goldman Sachs Group Inc.	331,860	212,523
	Truist Financial Corp.	4,319,288	205,685
*	Fiserv Inc.	924,741	199,781
	Bank of New York Mellon Corp.	2,230,234	191,644
	Chubb Ltd.	698,300	189,854
	Hartford Financial Services Group Inc.	1,593,400	177,744
	Commerce Bancshares Inc.	2,373,131	158,525
	Corebridge Financial Inc.	4,644,000	156,782
	HSBC Holdings plc ADR	2,888,300	151,434
	Mastercard Inc. Class A	216,800	120,417
	NatWest Group plc	18,280,043	97,463
	ING Groep NV	4,497,433	74,751
	First Citizens BancShares Inc. Class A	33,858	74,646
			11,728,812
Health Care (14.1%)
	UnitedHealth Group Inc.	1,773,794	962,265
	Medtronic plc	8,962,390	813,964
	HCA Healthcare Inc.	2,446,600	807,158
	Elevance Health Inc.	1,873,038	741,161
	Danaher Corp.	2,315,909	515,845
	Cigna Group	1,662,473	489,116
	Merck & Co. Inc.	4,084,705	403,650
*	Boston Scientific Corp.	3,443,335	352,460
	CVS Health Corp.	5,717,300	322,913
	Thermo Fisher Scientific Inc.	519,806	310,714
	Amgen Inc.	990,000	282,566
	Eli Lilly & Co.	340,461	276,141
	GE HealthCare Technologies Inc.	3,098,515	273,599
	Alcon AG	2,918,000	265,801
	Humana Inc.	803,978	235,750
	Roche Holding AG	705,449	221,773
	Zoetis Inc.	996,708	170,337
*	Vertex Pharmaceuticals Inc.	347,602	160,481
*	Centene Corp.	2,491,688	159,543
	Abbott Laboratories	1,117,297	142,936
	AstraZeneca plc ADR	1,696,150	120,020
*	IQVIA Holdings Inc.	546,016	109,946
	Zimmer Biomet Holdings Inc.	890,208	97,460
	AbbVie Inc.	516,367	94,960
	Labcorp Holdings Inc.	307,000	76,689
	GSK plc ADR	2,132,315	75,207
*	Solventum Corp.	988,000	73,171
	Sanofi SA ADR	1,320,391	71,750
	EssilorLuxottica SA	247,231	67,855
			8,695,231

Vanguard® Windsor™ II Fund
		Shares	Market Value ($000)
Industrials (11.1%)
	Parker-Hannifin Corp.	854,000	603,821
	General Dynamics Corp.	2,036,471	523,332
	RTX Corp.	3,729,700	480,945
	Honeywell International Inc.	1,908,392	426,945
*	Boeing Co.	2,157,272	380,802
	Waste Management Inc.	1,607,382	354,042
	Northrop Grumman Corp.	692,542	337,455
	Norfolk Southern Corp.	1,311,014	334,702
	Delta Air Lines Inc.	4,870,742	327,655
	FedEx Corp.	1,066,040	282,362
	Xylem Inc.	2,194,000	272,144
	Cummins Inc.	696,672	248,189
*	United Airlines Holdings Inc.	1,908,637	202,010
	Nordson Corp.	913,978	201,276
	Oshkosh Corp.	1,601,000	186,356
	Jacobs Solutions Inc.	1,277,244	178,980
	Rockwell Automation Inc.	629,022	175,139
	Old Dominion Freight Line Inc.	923,546	171,419
	HEICO Corp.	716,082	171,101
	CNH Industrial NV	12,438,699	160,210
	AMETEK Inc.	824,549	152,179
	Equifax Inc.	542,510	149,071
	PACCAR Inc.	1,247,680	138,343
	Daimler Truck Holding AG	2,794,014	123,041
	Deere & Co.	167,000	79,586
*	Fluor Corp.	1,403,385	67,657
	Timken Co.	737,700	59,215
	Siemens AG (Registered)	189,874	40,704
*	Air Canada	2,257,900	30,466
			6,859,147
Information Technology (20.4%)
	Microsoft Corp.	6,721,416	2,789,791
	Apple Inc.	8,403,990	1,983,342
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,824,085	1,219,097
*	F5 Inc.	2,292,200	681,379
	QUALCOMM Inc.	2,917,701	504,558
	Broadcom Inc.	2,157,542	477,399
*	Workday Inc. Class A	1,809,502	474,198
*	Adobe Inc.	1,003,593	439,022
	Telefonaktiebolaget LM Ericsson ADR	56,029,580	419,662
	Accenture plc Class A	1,012,403	389,725
	Amphenol Corp. Class A	5,055,706	357,843
	Marvell Technology Inc.	3,148,983	355,394
	Seagate Technology Holdings plc	3,467,208	334,100
*	ANSYS Inc.	942,000	330,171
	Samsung Electronics Co. Ltd. (XKRX)	8,361,400	298,617
	Analog Devices Inc.	1,378,370	292,063
*	Teledyne Technologies Inc.	540,000	276,118
	Applied Materials Inc.	1,516,212	273,449
	Microchip Technology Inc.	3,676,000	199,607
	TE Connectivity plc	902,266	133,508
	Micron Technology Inc.	1,091,950	99,629
*	Advanced Micro Devices Inc.	847,576	98,276
	Intel Corp.	3,945,266	76,657
	Cognizant Technology Solutions Corp. Class A	866,500	71,582
			12,575,187
Materials (2.7%)
	Corteva Inc.	6,320,000	412,506
	Martin Marietta Materials Inc.	621,279	338,050
	Ecolab Inc.	1,235,000	308,985
	RPM International Inc.	2,351,000	297,637
	Avery Dennison Corp.	1,003,868	186,449
	Olin Corp.	4,577,800	134,084
	Air Products & Chemicals Inc.	42,392	14,212
			1,691,923
Other (0.6%)
	SPDR S&P 500 ETF Trust	621,072	373,774

Vanguard® Windsor™ II Fund
		Shares	Market Value ($000)
*,3,4	Millrose Properties Inc. Class A	1,291,000	14,278
			388,052
Real Estate (1.1%)
	Prologis Inc.	2,303,949	274,746
*	CBRE Group Inc. Class A	1,603,975	232,159
	Equity LifeStyle Properties Inc.	2,830,000	185,224
			692,129
Utilities (2.2%)
	Atmos Energy Corp.	2,210,000	314,947
	Dominion Energy Inc.	5,237,000	291,125
	PPL Corp.	7,901,115	265,477
	Xcel Energy Inc.	3,638,000	244,474
	American Water Works Co. Inc.	1,872,493	233,388
			1,349,411
Total Common Stocks (Cost $36,353,062)			59,684,214
Temporary Cash Investments (3.4%)
Money Market Fund (3.4%)
[5,6]	Vanguard Market Liquidity Fund, 4.371% (Cost $2,125,374)	21,258,601	2,125,647
Total Investments (100.0%) (Cost $38,478,436)			61,809,861
Other Assets and Liabilities—Net (0.0%)			(29,945)
Net Assets (100%)			61,779,916
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $21,095,000.
2	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3	Security value determined using significant unobservable inputs.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2025.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $21,956,000 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2025	1,563	474,156	14,635
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio

Vanguard® Windsor™ II Fund
turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	58,150,914	1,519,022	14,278	59,684,214
Temporary Cash Investments	2,125,647	—	—	2,125,647
Total	60,276,561	1,519,022	14,278	61,809,861
Derivative Financial Instruments
Assets
Futures Contracts[1]	14,635	—	—	14,635
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
E.	Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Oct. 31, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jan. 31, 2025 Market Value ($000)
APA Corp.	NA1	63,062	—	—	(27,651)	—	—	411,516
Vanguard Market Liquidity Fund	2,028,453	NA2	NA2	72	(44)	27,100	—	2,125,647
Total	2,028,453	63,062	—	72	(27,695)	27,100	—	2,537,163
1	Not applicable—at October 31, 2024, the issuer was not an affiliated company of the fund.
2	Not applicable—purchases and sales are for temporary cash investment purposes.